Exploration in operating units (Tables)	12 Months Ended
Dec. 31, 2022
Exploration in operating units
Schedule of detailed information about exploration and evaluation assets

This caption is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	2,036	1,296	444

Cost of exploration in operating units
Services provided by third parties	51,912	45,437	20,406
Purchase of land	10,066	—	2,162
Direct labor	7,097	3,891	3,361
Short-term and low-value lease	5,016	2,641	766
Consumption of materials and supplies	4,502	3,839	1,426
Transport	470	108	12
Maintenance and repair	211	165	9
Electricity and water	72	834	471
Other	402	237	283
Total exploration in operating units	79,748	57,152	28,896
Final balance of finished goods and products in process	(1,408)	(2,036)	(1,296)
Write – off of products in process	420	—	—
Final balance of finished goods and products in process, net of depreciation and amortization	(988)	(2,036)	(1,296)
	80,796	56,412	28,044